Average Annual Total Returns - StrategicAdvisersCoreIncomeFund-PRO - StrategicAdvisersCoreIncomeFund-PRO - Strategic Advisers Core Income Fund	Apr. 29, 2025
Strategic Advisers Core Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	2.08%
Past 5 years	0.26%
Past 10 years	1.88%
Strategic Advisers Core Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	0.37%
Past 5 years	(1.27%)
Past 10 years	0.43%
Strategic Advisers Core Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.36%
Past 5 years	(0.38%)
Past 10 years	0.85%
LB001
Average Annual Return:
Past 1 year	1.25%
Past 5 years	(0.33%)
Past 10 years	1.35%